Share-based payments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of Fair Value of Restricted Stock Units

	Restricted stock units	Weighted Average Grant Date Fair Value ($)
Balance as at January 1, 2024	-	-
Granted	2,605,405	6.74
Vested	(938,738)	7.67
Outstanding as at December 31, 2024	1,666,667	6.21

Schedule of Monte Carlo Model
The assumptions used to fair value the earnouts are as follows:

Inputs
Valuation Date	July 6, 2023
Stock Price as of Measurement Date / BCA Date	$10.32
Equity Volatility (Pre BCA)	n/a
Equity Volatility (Post BCA)	94.0%
Risk-Free Rate (5.00 Years)	4.28%

Schedule of Share Price Earnout Tranches

Share Price Earnout Tranches	Beginning	Expiration	Share Price Hurdle
Sale Threshold Price for Tranche 1 - Trigger Event I	July 6, 2023	July 6, 2028	$14.00
Sale Threshold Price for Tranche 2 - Trigger Event II	July 6, 2023	July 6, 2028	$16.00
Days Above Threshold Price			20
Days Above Measurement Period			30
Change of Control Provisions			n/a
Change of Control Date			n/a
Probability of Change of Control			0%

Schedule of Fair Value of Earnouts Granted
The fair value of the Conversion Right was independently estimated by a third party valuation expert using the Finite Difference Method and the Share Interest feature was estimated using the Monte Carlo Simulations.
Key Inputs

Valuation Date	March 27, 2024
Maturity Date	March 27, 2028, term of 4 years
Risk-free Rate	Zero coupon curve based on United States Dollar Swap rates as of March 27, 2024
Share Price	$7.75, based on Lifezone's March 27, 2024, closing share price on the NYSE
Equity Volatility	65%, selected based on review of the volatility (rounded) of a group of peer companies
Dividend Yield	Assumed at 0% as Management does not expect dividends to be distributed during the term of the Debenture
Interest Rate	Forward SOFR + 4.0%, subject to a SOFR floor of 3.0%, 30/360 basis
Conversion Price	$8.00
Conversion Cap	$12.00
Credit Spread	17.5% based on an estimated market-based unsecured rate for Lifezone and consideration of calibrating the FV of the Debentures to 98.5% of par
The following table illustrates the number and fair value of earnouts granted and outstanding earnouts as at December 31, 2024.

	Share Earnout	Fair value per Earnout	Fair value ($)
Balance as at January 1, 2023	-		-
Granted - Lifezone Holdings ($14.00 per Share)	12,536,026	$9.98	125,109,539
Granted - Lifezone Holdings ($16.00 per Share)	12,536,026	$9.84	123,354,496
Outstanding as at December 31, 2023	25,072,052
Outstanding as at December 31, 2024	25,072,052

	Share Earnout	Fair value per Earnout	Fair value ($)
Balance as at January 1, 2023	-		-
Granted - Sponsor shareholder ($14.00 per Share)	862,500	$9.98	8,607,750
Granted - Sponsor shareholder ($16.00 per Share)	862,500	$9.84	8,487,000
Outstanding as at December 31, 2023	1,725,000
Outstanding as at December 31, 2024	1,725,000